Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Customers' advances for construction	$ 27,130	$ 26,732
Costs expensed for book not deducted for tax, principally accrued expenses	14,279	11,085
Utility plant acquisition adjustment basis differences	12,314	9,922
Post-retirement benefits	34,653	19,311
Tax loss carryfoward	112,719	128,688
Other	1,528	3,133
Total gross deferred tax assets	202,623	198,871
Less valuation allowance	6,578	6,431
Net deferred tax assets	196,045	192,440
Utility plant, principally due to depreciation and differences in the basis of fixed assets due to variation in tax and book accounting	966,596	879,338
Deferred taxes associated with the gross-up of revenues necessary to recover, in rates, the effect of temporary differences	161,479	112,307
Tax effect of regulatory asset for postretirement benefits	34,653	19,311
Deferred investment tax credit	7,259	7,657
Deferred Tax Liabilities, Gross, Total	1,169,987	1,018,613
Net deferred tax liabilities	$ 973,942	$ 826,173